December 31, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      AlphaMark Investment Trust
File No. 333-152045

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities  Act of 1933, the  undersigned certifies that  (i) the  form of  Prospectus  and  Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have  differed  from that  contained  in the most  recent  amendment  to the AlphaMark Investment Trust’s registration  statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Secretary